Income Taxes - Reconciliation of Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	[1]	Feb. 28, 2023	Feb. 28, 2022	[1]	May 31, 2022	May 31, 2021	May 31, 2020
Income Taxes
Income tax expense	$ 0	$ 0		$ 0	$ 0		$ 0	$ 0
Deferred tax benefit							$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation Percent
Income tax provision at statutory rate				21.00%			21.00%	21.00%
Non-deductible interest on convertible notes							(0.50%)	(0.60%)
Inducement interest expense							(0.70%)	(1.50%)
Other							1.10%
Credit carry forward generated (released)							(0.20%)	(0.10%)
Non-deductible loss on induced conversion							(3.70%)	(2.60%)
Non-deductible debt discount amortization							(0.30%)	(0.60%)
IRC section 162(m) limitation							(0.10%)	(1.10%)
Stock compensation in excess of ASC 718							0.00%	1.70%
Non-deductible expense on induced conversion of debt							(0.30%)	(1.20%)
Valuation allowance							(16.30%)	(15.00%)
Effective income tax rate				0.00%			0.00%	0.00%
ASC 842 lease accounting							$ 117	$ 0

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.